Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets

						$ million
			2021			2020
	Exploration and appraisal expenditure[a]	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	14,417	5,622	20,039	15,306	4,900	20,206
Exchange adjustments	—	(137)	(137)	—	138	138
Acquisitions	—	47	47	—	318	318
Additions	409	628	1,037	703	645	1,348
Transfers to property, plant and equipment	(38)	—	(38)	(605)	—	(605)
Deletions and disposals	(477)	(8)	(485)	(987)	(379)	(1,366)
At 31 December	14,311	6,152	20,463	14,417	5,622	20,039
Amortization
At 1 January	10,304	3,642	13,946	1,215	3,452	4,667
Exchange adjustments	—	(86)	(86)	—	93	93
Exploration expenditure written off	167	—	167	9,920	—	9,920
Charge for the year	—	427	427	—	372	372
Impairment losses	1	15	16	156	9	165
Deletions and disposals	(450)	(8)	(458)	(987)	(284)	(1,271)
At 31 December	10,022	3,990	14,012	10,304	3,642	13,946
Net book amount at 31 December	4,289	2,162	6,451	4,113	1,980	6,093
Net book amount at 1 January	4,113	1,980	6,093	14,091	1,448	15,539
[a] For further information see Intangible assets within Note 1 and Note 7.